DEFERRED INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	$ (3,689,000)
Deferred Income Taxes 4	(5,586,000)
Deferred Income Taxes 5	(5,448,000)
Deferred Income Taxes 6	9,636,000
Deferred Income Taxes 7	9,636,000
Deferred Income Taxes 8	8,972,000
Deferred Income Taxes 9	$ 664,000